Investments (Details 22) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of Sales or Disposals of Fixed Maturity and Equity Securities
Proceeds	$ 68,690	$ 55,130	$ 39,912
Gross investment gains	1,000	960	1,073
Gross investment losses	(938)	(627)	(1,237)
Total OTTI losses recognized in earnings:
Credit-related	(645)	(423)	(1,130)
Other	(370)	(61)	(763)
Total OTTI losses recognized in earnings	(955)	(470)	(1,493)
Total OTTI losses recognized in earnings	60	14	400
Total OTTI losses recognized in earnings	(1,015)	(484)	(1,893)
Net investment gains (losses)	(953)	(151)	(2,057)
Fixed maturity securities [Member]
Components of Sales or Disposals of Fixed Maturity and Equity Securities
Proceeds	67,449	54,514	38,972
Gross investment gains	892	831	939
Gross investment losses	(867)	(616)	(1,104)
Total OTTI losses recognized in earnings:
Credit-related	(645)	(423)	(1,130)
Other	(310)	(47)	(363)
Total OTTI losses recognized in earnings	(955)	(470)	(1,493)
Net investment gains (losses)	(930)	(255)	(1,658)
Equity Securities [Member]
Components of Sales or Disposals of Fixed Maturity and Equity Securities
Proceeds	1,241	616	940
Gross investment gains	108	129	134
Gross investment losses	(71)	(11)	(133)
Total OTTI losses recognized in earnings:
Credit-related	0	0	0
Other	(60)	(14)	(400)
Total OTTI losses recognized in earnings	(60)	(14)	(400)
Net investment gains (losses)	$ (23)	$ 104	$ (399)